AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 6, 2000

                                                      REGISTRATION NO. 333-33841
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549
                       ---------------------------------

                         POST-EFFECTIVE AMENDMENT NO. 3
                                       TO
                                    FORM S-6
                       ---------------------------------

                   FOR REGISTRATION UNDER THE SECURITIES ACT
                    OF 1933 OF SECURITIES OF UNIT INVESTMENT
                        TRUSTS REGISTERED ON FORM N-8B-2

                       ---------------------------------

A. EXACT NAME OF TRUST:
                        MUNICIPAL INVESTMENT TRUST FUND
                         INTERMEDIATE TERM SERIES--309
                              DEFINED ASSET FUNDS

B. NAME OF DEPOSITOR:

                   MERRILL LYNCH, PIERCE, FENNER & SMITH INC.
                           SALOMON SMITH BARNEY INC.
                       PRUDENTIAL SECURITIES INCORPORATED
                            PAINEWEBBER INCORPORATED
                           DEAN WITTER REYNOLDS INC.

C. COMPLETE ADDRESSES OF DEPOSITORS' PRINCIPAL EXECUTIVE OFFICES:

 MERRILL LYNCH, PIERCE,                               SALOMON SMITH BARNEY INC.
     FENNER & SMITH                                         388 GREENWICH
      INCORPORATED                                       STREET--23RD FLOOR
   DEFINED ASSET FUNDS                                   NEW YORK, NY 10013
  POST OFFICE BOX 9051
PRINCETON, NJ 08543-9051

  PRUDENTIAL SECURITIES    PAINEWEBBER INCORPORATED   DEAN WITTER REYNOLDS INC.
      INCORPORATED            1285 AVENUE OF THE           TWO WORLD TRADE
   ONE NEW YORK PLAZA              AMERICAS              CENTER--59TH FLOOR
   NEW YORK, NY 10292         NEW YORK, NY 10019         NEW YORK, NY 10048

D. NAMES AND COMPLETE ADDRESSES OF AGENTS FOR SERVICE:


  TERESA KONCICK, ESQ.         ROBERT E. HOLLEY           MICHAEL KOCHMANN
      P.O. BOX 9051            1200 HARBOR BLVD.        388 GREENWICH STREET
PRINCETON, NJ 08543-9051      WEEHAWKEN, NJ 07087        NEW YORK, NY 10013
                                  COPIES TO:
   LEE B. SPENCER, JR.       NORA M. JORDAN, ESQ.        DOUGLAS LOWE, ESQ.
   ONE NEW YORK PLAZA        450 LEXINGTON AVENUE     DEAN WITTER REYNOLDS INC.
   NEW YORK, NY 10292         NEW YORK, NY 10017           TWO WORLD TRADE
                                                         CENTER--59TH FLOOR
                                                         NEW YORK, NY 10048

The issuer has registered an indefinite number of Units under the Securities Act of 1933 pursuant to Rule 24f-2 and filed the Rule 24f-2 Notice for the most recent fiscal year on March 13, 2000.

Check box if it is proposed that this filing will become effective on December 15, 2000 pursuant to paragraph (b) of Rule 485. /X/
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                           DEFINED ASSET FUNDS-REGISTERED TRADEMARK-
                           ----------------------------------------------------

                           MUNICIPAL INVESTMENT TRUST FUND
                           INTERMEDIATE TERM SERIES--309
                           (A UNIT INVESTMENT TRUST)

                           -  PORTFOLIO OF SHORT-INTERMEDIATE TERM MUNICIPAL
                              BONDS
                           - DESIGNED FOR INCOME FREE FROM REGULAR FEDERAL INCOME TAX
                           -  MONTHLY INCOME DISTRIBUTIONS

SPONSORS:
MERRILL LYNCH,
PIERCE, FENNER & SMITH
INCORPORATED               -----------------------------------------------------
SALOMON SMITH BARNEY INC.  The Securities and Exchange Commission has not
PRUDENTIAL SECURITIES      approved or disapproved these Securities or passed
INCORPORATED               upon the adequacy of this prospectus. Any
PAINEWEBBER INCORPORATED   representation to the contrary is a criminal offense.
DEAN WITTER REYNOLDS INC.  Prospectus dated December 15, 2000.

--------------------------------------------------------------------------------

Defined Asset Funds-Registered Trademark-
Defined Asset Funds-Registered Trademark- is America's oldest and largest family of unit investment trusts, with over $160 billion sponsored over the last 28 years. Defined Asset Funds has been a leader in unit investment trust research and product innovation. Our family of Funds helps investors work toward their financial goals with a full range of quality investments, including municipal, corporate and government bond portfolios, as well as domestic and international equity portfolios.

Defined Asset Funds offer a number of advantages:
   - A disciplined strategy of buying and holding with a long-term view is the cornerstone of Defined Asset Funds.
   - Fixed portfolio: Defined Funds follow a buy and hold investment strategy; funds are not managed and portfolio changes are limited.
   - Defined Portfolios: We choose the stocks and bonds in advance, so you know what you're investing in.
   - Professional research: Our dedicated research team seeks out stocks or bonds appropriate for a particular fund's objectives.
   - Ongoing supervision: We monitor each portfolio on an ongoing basis.

No matter what your investment goals, tolerance for risk or time horizon, there's probably a Defined Asset Fund that suits your investment style. Your financial professional can help you select a Defined Asset Fund that works best for your investment portfolio.

THE FINANCIAL INFORMATION IN THIS PROSPECTUS IS AS OF THE EVALUATION DATE, SEPTEMBER 30, 2000.

CONTENTS

                                                    PAGE
                                                    ----
Risk/Return Summary...............................    3
What You Can Expect From Your Investment..........    7
  Monthly Income..................................    7
  Return Figures..................................    7
  Records and Reports.............................    7
The Risks You Face................................    8
  Interest Rate Risk..............................    8
  Call Risk.......................................    8
  Reduced Diversification Risk....................    8
  Liquidity Risk..................................    8
  Concentration Risk..............................    8
  Bond Quality Risk...............................    9
  Insurance Related Risk..........................    9
  Litigation and Legislation Risks................    9
Selling or Exchanging Units.......................    9
  Sponsors' Secondary Market......................   10
  Selling Units to the Trustee....................   10
  Exchange Option.................................   11
How The Fund Works................................   11
  Pricing.........................................   11
  Evaluations.....................................   11
  Income..........................................   12
  Expenses........................................   12
  Portfolio Changes...............................   12
  Fund Termination................................   13
  Certificates....................................   13
  Trust Indenture.................................   13
  Legal Opinion...................................   14
  Auditors........................................   14
  Sponsors........................................   14
  Trustee.........................................   15
  Underwriters' and Sponsors' Profits.............   15
  Public Distribution.............................   15
  Code of Ethics..................................   15
  Year 2000 Issues................................   15
Taxes.............................................   16
Supplemental Information..........................   17
Financial Statements..............................  D-1

--------------------------------------------------------------------------------

RISK/RETURN SUMMARY

 1. WHAT IS THE FUND'S OBJECTIVE?
   The Fund seeks interest income that is exempt from regular federal income taxes by investing in a fixed portfolio consisting primarily of municipal revenue bonds with an estimated average life of 3 years.

 2. WHAT ARE MUNICIPAL REVENUE BONDS?
   Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities. Generally, payments on these bonds depend solely on the revenues generated by the projects, excise taxes or state appropriations, and are not backed by the government's taxing power.

 3. WHAT IS THE FUND'S INVESTMENT STRATEGY?
 - The Fund plans to hold to maturity 17 short-intermediate term tax-exempt municipal bonds with a current aggregate face amount of $8,440,000.
 - The Fund is a unit investment trust which means that, unlike a mutual fund, the Fund's portfolio is not managed.
 - When the bonds were initially deposited (October 17, 1997), they were rated A or better by Standard & Poor's, Moody's or Fitch, or in the opinion of the agent for the Sponsors had similar credit quality to bonds rated A or better. THE CREDIT QUALITY OF THE BONDS MAY CURRENTLY BE LOWER.
 - The Fund is concentrated in refunded bonds.
 - Many of the bonds can be called at a premium declining over time to par value. Some bonds may be called earlier at par for extraordinary reasons.
 - 16% of the bonds are backed by bank letters of credit.
 - 37% of the bonds are insured by insurance companies.
   Letters of credit and insurance guarantee timely payments of principal and interest on the bonds (but not Fund units or the market value of the bonds before they mature).
   The Portfolio consists of municipal bonds of the following types:

                                                    APPROXIMATE
                                                     PORTFOLIO
                                                    PERCENTAGE
-Airports/Ports/Highways                                  11%
-General Obligation                                       10%
-Hospitals/Health Care                                    32%
-Housing                                                  17%
-Refunded Bonds                                           26%
-Municipal Electric Utilities                              1%
-Universities/Colleges                                     3%

 4. WHAT ARE THE SIGNIFICANT RISKS?
   YOU CAN LOSE MONEY BY INVESTING IN THE FUND. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:
 - Rising interest rates, an issuer's worsening financial condition or a drop in bond ratings can reduce the price of your units.
 - Because the Fund is concentrated in hospital/health care bonds, adverse developments in this sector may affect the value of your units.
 - Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost because your cost included a sales fee.
 - The Fund will receive early returns of principal if bonds are called or sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

 5. IS THIS FUND APPROPRIATE FOR YOU?
   Yes, if you want monthly income free from regular federal income tax. You will benefit from a professionally selected and supervised portfolio whose risk is reduced by investing in bonds of several different issuers.
   The Fund is NOT appropriate for you if you want a speculative investment that changes to take advantage of market movements, if you do not want a tax-advantaged investment, if you are subject to AMT or if you cannot tolerate any risk.

                              DEFINING YOUR INCOME

WHAT YOU MAY EXPECT (Payable on the 25th day of
each month):
Regular Monthly Income per unit                     $3.75
Annual Income per unit                              $45.10
RECORD DAY: 10th day of each month
THESE FIGURES ARE ESTIMATES ON THE EVALUATION DATE; ACTUAL
PAYMENTS MAY VARY.

 6. WHAT ARE THE FUND'S FEES AND EXPENSES?
   This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.

INVESTOR FEES
Maximum Sales Fee (Load) on new
purchases (as a percentage of $1,000
invested)                                           2.50%

   Employees of some of the Sponsors and their affiliates may be charged a reduced sales fee of no less than $5.00 per Unit.

   The maximum sales fee is reduced if you invest at least $100,000, as follows:

                                                    YOUR MAXIMUM
                                                     SALES FEE
                  IF YOU INVEST:                      WILL BE:
                  --------------                    ------------
Less than $100,000                                        2.50%
$100,000 to $249,999                                      2.25%
$250,000 to $499,999                                      2.00%
$500,000 to $999,999                                      1.75%
$1,000,000 and over                                       1.50%

Maximum Exchange Fee                                      1.50%

   ESTIMATED ANNUAL FUND OPERATING EXPENSES

                                                     AMOUNT
                                                    PER UNIT
                                                    --------
Trustee's Fee                                        $0.67
Portfolio Supervision,
 Bookkeeping and
 Administrative Fees
 (including updating
 expenses)                                           $0.54
Evaluator's Fee                                      $0.12
Organization Costs                                   $0.20
Other Operating Expenses                             $0.39
                                                     -----
TOTAL                                                $1.92

   The Sponsors historically paid organization costs and updating expenses.

 7. HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?
   IN THE FOLLOWING CHART WE SHOW PAST PERFORMANCE OF PRIOR SHORT-INTERMEDIATE SERIES, WHICH HAD THE SAME INVESTMENT OBJECTIVES, STRATEGIES AND TYPES OF BONDS AS THIS FUND. These prior Short-Intermediate Series were offered after 1987 and were outstanding on September 30, 2000. OF COURSE, PAST PERFORMANCE OF PRIOR SERIES IS NO GUARANTEE OF FUTURE RESULTS OF THIS FUND.

   AVERAGE ANNUAL COMPOUND TOTAL RETURNS
                    FOR PRIOR SERIES
    REFLECTING ALL EXPENSES. FOR PERIODS ENDED 9/30/00.

               WITH SALES FEE          NO SALES FEE
               1 YEAR     5 YEARS     1 YEAR     5 YEARS
--------------------------------------------------------
High               6.53%   4.56%          7.25%   5.28%
Average            3.59    3.78           4.95    4.43
Low                1.77    3.30           3.89    3.89
--------------------------------------------------------
Average
Sales fee          1.22%   3.22%
--------------------------------------------------------

NOTE: ALL RETURNS REPRESENT CHANGES IN UNIT PRICE WITH DISTRIBUTIONS REINVESTED INTO THE MUNICIPAL FUND INVESTMENT ACCUMULATION PROGRAM.

 8. IS THE FUND MANAGED?
   Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

 9. HOW DO I BUY UNITS?
   The minimum investment is one unit.

   You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.

UNIT PRICE PER UNIT                                 $969.01
(as of September 30, 2000)

   Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.

10. HOW DO I SELL UNITS?
   You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale. You will not pay any other fee when you sell your units.

11. HOW ARE DISTRIBUTIONS MADE AND TAXED?
   The Fund pays income monthly. In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax.

   Interest on approximately   % of the bonds will be taken into account in
   determining your preference items for alternative minimum tax purposes. A portion of the income may also be exempt from state and local personal income taxes, depending on where you live.

   You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.

12. WHAT OTHER SERVICES ARE AVAILABLE?

   REINVESTMENT
   You will receive your monthly income in cash unless you choose to compound your income by reinvesting with no sales fee in the Municipal Fund Investment Accumulation Program, Inc. This program is an open-end mutual fund with a comparable investment objective. Income from this program will generally be subject to state and local income taxes. FOR MORE COMPLETE INFORMATION ABOUT THE PROGRAM, INCLUDING CHARGES AND FEES, ASK THE TRUSTEE FOR THE PROGRAM'S PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST. THE TRUSTEE MUST RECEIVE YOUR WRITTEN ELECTION TO REINVEST AT LEAST 10 DAYS BEFORE THE RECORD DAY OF AN INCOME PAYMENT.

   EXCHANGE PRIVILEGES
   You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------
    TAX-FREE VS. TAXABLE INCOME: A COMPARISON OF TAXABLE AND TAX-FREE YIELDS

                                        EFFECTIVE
    TAXABLE INCOME 2000*                  % TAX                            TAX-FREE YIELD OF
    SINGLE RETURN       JOINT RETURN     BRACKET     3%     3.5%     4%     4.5%     5%      5.5%      6%      6.5%
                                                                  IS EQUIVALENT TO A TAXABLE YIELD OF
    -----------------------------------------------------------------------------------------------------------------
    $      0- 26,250  $      0- 43,850     15.00    3.53    4.12    4.71    5.29     5.88     6.47     7.06     7.65
    -----------------------------------------------------------------------------------------------------------------
    $ 26,251- 63,550  $ 43,851-105,950     28.00    4.17    4.86    5.56    6.25     6.94     7.64     8.33     9.03
    -----------------------------------------------------------------------------------------------------------------
    $ 63,551-132,600  $105,951-161,450     31.00    4.35    5.07    5.80    6.52     7.25     7.97     8.70     9.42
    -----------------------------------------------------------------------------------------------------------------
    $132,601-288,350  $161,451-288,350     36.00    4.69    5.47    6.25    7.03     7.81     8.59     9.38    10.16
    -----------------------------------------------------------------------------------------------------------------
       OVER $288,350     OVER $288,350     39.60    4.97    5.79    6.62    7.45     8.28     9.11     9.93    10.76
    -----------------------------------------------------------------------------------------------------------------

To compare the yield of a taxable security with the yield of a federally tax-free security, find your taxable income and read across. The table incorporates 2000 federal income tax rates and assumes that all income would otherwise be taxed at a U.S. investor"s highest tax rate. Yield figures are for example only.

Based upon net amount subject to federal income tax after deductions and exemptions. This table does not reflect the possible effect of other tax factors, such as alternative minimum tax, personal exemptions, the phase-out of exemptions, itemized deductions, the possible partial disallowance of deductions or state and local taxation. Consequently, investors are urged to consult their own tax advisers in this regard.

                MUNICIPAL BONDS AND THE ALTERNATIVE MINIMUM TAX

    INCOME+               MAXIMUM "PREFERENCE" INCOME
                            WITHOUT TRIGGERING AMT
                           (STATE INCOME TAX RATES)
    SINGLE++  JOINT++      0%         7%         11%
    ---------------------------------------------------

                                                                        NOTES:

    INCOME+               MAXIMUM "PREFERENCE" INCOME
                            WITHOUT TRIGGERING AMT
                           (STATE INCOME TAX RATES)
    SINGLE++  JOINT++      0%         7%         11%
              $ 50,000   $20,000    $15,000    $13,000
    ---------------------------------------------------

                                                                         +
                                                                         Regular
                                                                         taxable
                                                                          income
                                                                           plus

    INCOME+               MAXIMUM "PREFERENCE" INCOME
                            WITHOUT TRIGGERING AMT
                           (STATE INCOME TAX RATES)
    SINGLE++  JOINT++      0%         7%         11%
    $ 30,000             $19,000    $16,000    $14,000
    --

   income taxes and personal
                                                                     exemptions.

    INCOME+               MAXIMUM "PREFERENCE" INCOME
                            WITHOUT TRIGGERING AMT
                           (STATE INCOME TAX RATES)
    SINGLE++  JOINT++      0%         7%         11%
              $100,000   $24,000    $15,000    $11,000
    ---------------------------------------------------

                                                                         ++
                                                                        Assuming
                                                                            no
                                                                     dependents.

    INCOME+               MAXIMUM "PREFERENCE" INCOME
                            WITHOUT TRIGGERING AMT
                           (STATE INCOME TAX RATES)
    SINGLE++  JOINT++      0%         7%         11%
    $ 55,000             $21,000    $16,000    $13,000
    ---------------------------------------------------
              $ 225,00   $30,000    $12,000    $ 3,000
    ---------------------------------------------------
    $205,000             $30,000    $14,000    $ 6,000
    ---------------------------------------------------

Under federal tax law, interest income on certain municipal bonds, although exempt from regular income tax, is treated as a "preference" item for purposes of AMT. The table above shows amounts of such municipal bond "preference" interest income, assuming no other "preference" or similar items apply, that individual taxpayers could receive in 2000 without becoming subject to the AMT. The table gives information for single and joint returns of U.S. individuals having no dependents. The table provides three income levels and three hypothetical state income tax rates. The table further assumes that the stated amount of municipal bond 'preference' interest income is subject to state income taxes.

WHAT YOU CAN EXPECT FROM YOUR INVESTMENT

MONTHLY INCOME

The Fund will pay you regular monthly income. Your monthly income may vary because of:

  - elimination of one or more bonds from the Fund's portfolio because of calls, redemptions or sales;
  - a change in the Fund's expenses; or
  - the failure by a bond's issuer to pay interest.

Changes in interest rates generally will not affect your monthly income because the portfolio is fixed.

Along with your monthly income, you will receive your share of any available bond principal.

RETURN FIGURES

We cannot predict your actual return, which will vary with unit price, how long you hold your investment and changes in the portfolio, interest income and expenses.

ESTIMATED CURRENT RETURN equals the estimated annual cash to be received from the bonds in the Fund less estimated annual Fund expenses, divided by the Unit Price (including the maximum sales fee):

Estimated Annual        Estimated
Interest Income   -  Annual Expenses
------------------------------------
             Unit Price

ESTIMATED LONG TERM RETURN is a measure of the estimated return over the estimated life of the Fund. Unlike Estimated Current Return, Estimated Long Term Return reflects maturities, discounts and premiums of the bonds in the Fund. It is an average of the yields to maturity (or in certain cases, to an earlier call date) of the individual bonds in the portfolio, adjusted to reflect the Fund's maximum sales fee and estimated expenses. We calculate the average yield for the portfolio by weighting each bond's yield by its market value and the time remaining to the call or maturity date.

Yields on individual bonds depend on many factors including general conditions of the bond markets, the size of a particular offering and the maturity and quality rating of the particular issues. Yields can vary among bonds with similar maturities, coupons and ratings.

These return quotations are designed to be comparative rather than predictive.

RECORDS AND REPORTS

You will receive:

- a monthly statement of income payments and any principal payments;
- a notice from the Trustee when new bonds are deposited in exchange or substitution for bonds originally deposited;
- an annual report on Fund activity; and
- annual tax information. THIS WILL ALSO BE SENT TO THE IRS. YOU MUST REPORT THE AMOUNT OF TAX-EXEMPT INTEREST RECEIVED DURING THE YEAR.

You may request:

- copies of bond evaluations to enable you to comply with federal and state tax reporting requirements; and
- audited financial statements of the Fund.

You may inspect records of Fund transactions at the Trustee's office during regular business hours.

THE RISKS YOU FACE

INTEREST RATE RISK

Investing involves risks, including the risk that your investment will decline in value if interest rates rise. Generally, bonds with longer maturities will change in value more than bonds with shorter maturities. Bonds in the Fund are more likely to be called when interest rates decline. This would result in early returns of principal to you and may result in early termination of the Fund. Of course, we cannot predict how interest rates may change.

CALL RISK

Many bonds can be prepaid or "called" by the issuer before their stated maturity. For example, some bonds may be required to be called pursuant to mandatory sinking fund provisions.

Also, an issuer might call its bonds during periods of falling interest rates, if the issuer's bonds have a coupon higher than current market rates.

An issuer might call its bonds in extraordinary cases, including if:

  - it no longer needs the money for the original purpose;
  - the project is condemned or sold;
  - the project is destroyed and insurance proceeds are used to redeem the bonds;
  - any related credit support expires and is not replaced; or
  - interest on the bonds become taxable.

If the bonds are called, your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity. An early call at par of a premium bond will reduce your return.

REDUCED DIVERSIFICATION RISK

If many investors sell their units, the Fund will have to sell bonds. This could reduce the diversification of your investment and increase your share of Fund expenses.

LIQUIDITY RISK

The bonds will generally trade in the over-the-counter market. We cannot assure you that a liquid trading market will exist, especially since current law may restrict the Fund from selling bonds to any Sponsor. The value of the bonds, and of your investment, may be reduced if trading in bonds is limited or absent.

CONCENTRATION RISK

When a certain type of bond makes up 25% or more of the portfolio, the Fund is said to be "concentrated" in that bond type, which makes the Fund less diversified.

Here is what you should know about the Fund's concentration in hospital and health care bonds:

  - payment for these bonds depends on revenues from private third-party payors and government programs, including Medicare and Medicaid, which have generally undertaken cost containment measures to limit payments to health care providers;
  - hospitals face increasing competition resulting from hospital mergers and affiliations;
  - hospitals need to reduce costs as HMOs increase market penetration and hospital supply and drug companies raise prices; and
  - hospitals and health care providers are subject to various legal claims by patients and others and are adversely affected by increasing costs of insurance.
  - many hospitals are aggressively buying physician practices and assuming risk contracts to gain market share. If revenues do not increase accordingly, this practice could reduce profits;
  - Medicare is changing its reimbursement system for nursing homes. Many nursing home providers are not sure how they will be treated. In many cases, the providers may receive lower reimbursements and these would have to cut expenses to maintain profitabilit; and
  - most retirement/nursing home providers rely on entrance fees for operating revenues. If people live longer than expected and turnover is lower than budgeted, operating revenues would be adversely affected by less than expected entrance fees.

Here is what you should know about the Fund's concentration in refunded bonds. Refunded bonds are typically:

  - backed by direct obligations of the U.S. government; or
  - in some cases, backed by obligations guaranteed by the U.S. government and placed in escrow with an independent trustee;
  - noncallable prior to maturity; but
  - sometimes called for redemption prior to maturity.

Changes to the portfolio from bond redemptions, maturities and sales may affect the Fund's concentration over time.

BOND QUALITY RISK

A reduction in a bond's rating may decrease its value and, indirectly, the value of your investment in the Fund.

INSURANCE RELATED RISK

Some bonds may be backed by insurance companies (as shown under Portfolio). Insurance policies generally make payments only according to a bond's original payment schedule and do not make early payments when a bond defaults or becomes taxable. Although the federal government does not regulate the insurance business, various state laws and federal initiatives and tax law changes could significantly affect the insurance business. The claims-paying ability of the insurance companies is generally rated A or better by Standard & Poor's or another nationally recognized rating organization. The insurance company ratings are subject to change at any time at the discretion of the rating agencies.

LITIGATION AND LEGISLATION RISKS

We do not know of any pending litigation that might have a material adverse effect upon the Fund.

Future tax legislation could affect the value of the portfolio by:

  - limiting real property taxes,
  - reducing tax rates,
  - imposing a flat or other form of tax, or
  - exempting investment income from tax.

SELLING OR EXCHANGING UNITS

You can sell your units at any time for a price based on net asset value. Your net
asset value is calculated each business day by:

  - ADDING the value of the bonds, net accrued interest, cash and any other Fund assets;
  - SUBTRACTING accrued but unpaid Fund expenses, unreimbursed Trustee advances, cash held to buy back units or for distribution to investors and any other Fund liabilities; and
  - DIVIDING the result by the number of outstanding units.

Your net asset value when you sell may be more or less than your cost because of sales fees, market movements and changes in the portfolio.

SPONSORS' SECONDARY MARKET

While we are not obligated to do so, we will buy back units at net asset value without any other fee or charge. We may resell the units to other buyers or to the Trustee. You should consult your financial professional for current market prices to determine if other broker-dealers or banks are offering higher prices.

We have maintained a secondary market continuously for over 28 years, but we could discontinue it without prior notice for any business reason.

SELLING UNITS TO THE TRUSTEE

Regardless of whether we maintain a secondary market, you can sell your units to the Trustee at any time by sending the Trustee a letter (with any outstanding certificates if you hold unit certificates). You must properly endorse your certificates (or execute a written transfer instrument with signatures guaranteed by an eligible institution). Sometimes, additional documents are needed such as a trust document, certificate of corporate authority, certificate of death or appointment as executor, administrator or guardian.

Within seven days after your request and the necessary documents are received, the Trustee will mail a check to you. Contact the Trustee for additional information.

As long as we are maintaining a secondary market, the Trustee will sell your units to us at a price based on net asset value. If there is no secondary market, the Trustee may sell your units in the over-the-counter market for a higher price, but it is not obligated to do so. In that case, you will receive the net proceeds of the sale.

If the Fund does not have cash available to pay you for units you are selling, the agent for the Sponsors will select bonds to be sold. Bonds will be selected based on market and credit factors. These sales could be made at times when the bonds would not otherwise be sold and may result in your receiving less than the unit par value and also reduce the size and diversity of the Fund.

If you acquire 25% or more of the outstanding units of the Fund and you sell units with a value exceeding $250,000, the Trustee may choose to pay you "in kind" by distributing bonds and cash with a total value equal to the price of those units. The Trustee will try to distribute bonds in the portfolio pro rata, but it reserves the right to distribute only one or a few bonds. The Trustee will act as your agent in an in kind distribution and will either hold the bonds for your account or sell them as you instruct. You must pay any transaction costs as well as transfer and ongoing custodial fees on sales of bonds distributed in kind.

There could be a delay in paying you for your units:

  - if the New York Stock Exchange is closed (other than customary weekend and holiday closings);
  - if the SEC determines that trading on the New York Stock Exchange is restricted or that an emergency exists making sale or evaluation of the bonds not reasonably practicable; and
  - for any other period permitted by SEC order.

EXCHANGE OPTION

You may exchange units of certain Defined Asset Funds for units of this Fund at a maximum exchange fee of 1.50%. You may exchange units of this Fund for units of certain other funds at a reduced sales fee if your investment goals change. In addition, you may exchange into this Fund from certain other Defined Asset Funds and unit trusts. To exchange units, you should talk to your financial professional about what funds are exchangeable, suitable and currently available.

Normally, an exchange is taxable and you must recognize any gain or loss on the exchange. However, the IRS may try to disallow a loss if the portfolios of the two funds are not materially different; you should consult your own tax adviser.

We may amend or terminate this exchange option at any time without notice.

HOW THE FUND WORKS

PRICING

The price of a unit includes interest accrued on the bonds, less expenses, from the most recent Record Day up to, but not including, the settlement date, which is usually three business days after the purchase date of the unit.

A portion of the price of a unit consists of cash so that the Trustee can provide you with regular monthly income. When you sell your units you will receive your share of this cash.

In addition, as with mutual funds, the Fund (and therefore the investors) pay all or some of the costs of organizing the Fund including:

  - cost of initial preparation of legal documents;
  - federal and state registration fees;
  - initial fees and expenses of the Trustee;
  - initial audit; and
  - legal expenses and other out-of-pocket expenses.

These costs are amortized over the first five years of the Fund.

EVALUATIONS

An independent Evaluator values the bonds on each business day (excluding Saturdays, Sundays and the following holidays as observed by the New York Stock
Exchange: New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). Bond values are based on current bid or offer prices for the bonds or comparable bonds. In the past, the difference between bid and offer prices of publicly offered tax-exempt bonds has ranged from 0.5% of face amount on actively traded issues to 3.5% on inactively traded issues; the difference has averaged between 1 and 2%.

INCOME

The Trustee credits interest to an Income Account and other receipts to a Capital Account. The Trustee may establish a Reserve Account by withdrawing from these accounts amounts it considers appropriate to pay any material liability. These accounts do not bear interest.

EXPENSES

The Trustee is paid monthly. It also benefits when it holds cash for the Fund in non-interest bearing accounts. The Trustee may also receive additional amounts:

  - to reimburse the Trustee for the Fund's operating expenses;
  - for extraordinary services and costs of indemnifying the Trustee and the Sponsors;
  - costs of actions taken to protect the Fund and other legal fees and expenses;
  - expenses for keeping the Fund's registration statement current; and
  - Fund termination expenses and any governmental charges.

The Sponsors are currently reimbursed up to 55 CENTS per $1,000 face amount annually for providing portfolio supervisory, bookkeeping and administrative services and for any other expenses properly chargeable to the Fund. Legal, typesetting, electronic filing and regulatory filing fees and expenses associated with updating the Portfolio's registration statement yearly are also now chargeable to the Portfolio. While this fee may exceed the amount of these costs and expenses attributable to this Fund, the total of these fees for all Series of Defined Asset Funds will not exceed the aggregate amount attributable to all of these Series for any calendar year. The Fund also pays the Evaluator's fees.

The Trustee's, Sponsors' and Evaluator's fees may be adjusted for inflation without investors' approval.

The Sponsors will pay advertising and selling expenses at no charge to the Fund. If Fund expenses exceed initial estimates, the Fund will owe the excess. The Trustee has a lien on Fund assets to secure reimbursement of Fund expenses and may sell bonds if cash is not available.

PORTFOLIO CHANGES

The Sponsors and Trustee are not liable for any default or defect in a bond.

Unlike a mutual fund, the portfolio is designed to remain intact and we may keep bonds in the portfolio even if their credit quality declines or other adverse financial circumstances occur. However, we may sell a bond in certain cases if we believe that certain adverse credit conditions exist or if a bond becomes taxable.

If we maintain a secondary market in units but are unable to sell the units that we buy in the secondary market, we will redeem units, which may affect the composition of the portfolio. Units offered in the secondary market may not represent the same face amount of bonds that they did originally.

We decide whether or not to offer units for sale that we acquire in the secondary market after reviewing:

  - diversity of the portfolio;
  - size of the Fund relative to its original size;
  - ratio of Fund expenses to income;
  - current and long-term returns;
  - degree to which units may be selling at a premium over par; and
  - cost of maintaining a current prospectus.

FUND TERMINATION

The Fund will terminate following the stated maturity or sale of the last bond in the portfolio. The Fund may also terminate earlier with the consent of investors holding 51% of the units or if total assets of the Fund have fallen below 40% of the face amount of bonds deposited. We will decide whether to terminate the Fund early based on the same factors used in deciding whether or not to offer units in the secondary market.

When the Fund is about to terminate you will receive a notice, and you will be unable to sell your units after that time. On or shortly before termination, we will sell any remaining bonds, and you will receive your final distribution. Any bond that cannot be sold at a reasonable price may continue to be held by the Trustee in a liquidating trust pending its final sale.

You will pay your share of the expenses associated with termination, including brokerage costs in selling bonds. This may reduce the amount you receive as your final distribution.

CERTIFICATES

Certificates for units are issued on request. You may transfer certificates by complying with the requirements for redeeming certificates, described above. You can replace lost or mutilated certificates by delivering satisfactory indemnity and paying the associated costs.

TRUST INDENTURE

The Fund is a "unit investment trust" governed by a Trust Indenture, a contract among the Sponsors, the Trustee and the Evaluator, which sets forth their duties and obligations and your rights. A copy of the Indenture is available to you on request to the Trustee. The following summarizes certain provisions of the Indenture.

The Sponsors and the Trustee may amend the Indenture without your consent:

  - to cure ambiguities;
  - to correct or supplement any defective or inconsistent provision;
  - to make any amendment required by any governmental agency; or
  - to make other changes determined not to be materially adverse to your best interest (as determined by the Sponsors).

Investors holding 51% of the units may amend the Indenture. Every investor must consent to any amendment that changes the 51% requirement. No amendment may reduce your interest in the Fund without your written consent.

The Trustee may resign by notifying the Sponsors. The Sponsors may remove the Trustee without your consent if:

  - it fails to perform its duties and the Sponsors determine that its replacement is in your best interest; or
  - it becomes incapable of acting or bankrupt or its affairs are taken over by public authorities.

Investors holding 51% of the units may remove the Trustee. The Evaluator may resign or be removed by the Sponsors and the Trustee without the consent of investors. The resignation or removal of either becomes effective when a successor accepts appointment. The Sponsors will try to appoint a successor promptly; however, if no successor has accepted within 30 days after notice of resignation, the resigning Trustee or Evaluator may petition a court to appoint a successor.

Any Sponsor may resign as long as one Sponsor with a net worth of $2 million remains and agrees to the resignation. The remaining Sponsors and the Trustee may appoint a replacement. If there is only one Sponsor and it fails to perform its duties or becomes bankrupt the Trustee may:

  - remove it and appoint a replacement Sponsor;
  - liquidate the Fund; or
  - continue to act as Trustee without a Sponsor.

Merrill Lynch, Pierce, Fenner & Smith Incorporated acts as agent for the
Sponsors.

The Trust Indenture contains customary provisions limiting the liability of the Trustee, the Sponsors and the Evaluator.

LEGAL OPINION

Davis Polk & Wardwell, 450 Lexington Avenue, New York, New York 10017, as special counsel for the Sponsors, has given an opinion that the units are validly issued.

AUDITORS

Deloitte & Touche LLP, 2 World Financial Center, New York, New York 10281, independent accountants, audited the Statement of Condition included in this prospectus.

SPONSORS

The Sponsors are:
MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED (a wholly-owned subsidiary of Merrill Lynch & Co., Inc.)
P.O. Box 9051,
Princeton, NJ 08543-9051
SALOMON SMITH BARNEY INC. (an indirectly wholly-owned subsidiary of Citigroup Inc.)
388 Greenwich Street--23rd Floor,
New York, NY 10013
DEAN WITTER REYNOLDS INC. (a principal operating subsidiary of Morgan Stanley Dean Witter & Co.)
Two World Trade Center--59th Floor,
New York, NY 10048
PRUDENTIAL SECURITIES INCORPORATED (an indirect wholly-owned subsidiary of the Prudential Insurance Company of America)
One New York Plaza
New York, NY 10292
PAINEWEBBER INCORPORATED (a wholly-owned subsidiary of PaineWebber Group Inc.) 1285 Avenue of the Americas,
New York, NY 10019

Each Sponsor is a Delaware corporation and it, or its predecessor, has acted as sponsor to many unit investment trusts. As a registered broker-dealer each Sponsor buys and sells securities (including investment company shares) for others (including investment companies) and participates as an underwriter in various selling groups.

TRUSTEE

The Chase Manhattan Bank, Unit Investment Trust Department, 4 New York Plaza--6th Floor, New York, New York 10004, is the Trustee. It is supervised by the Federal Deposit Insurance Corporation, the Board of Governors of the Federal Reserve System and New York State banking authorities.

UNDERWRITERS' AND SPONSORS' PROFITS

Underwriters receive sales charges when they sell units. The Sponsors also realized a profit or loss on the initial deposit of the bonds. Any cash made available by you to the Sponsors before the settlement date for those units may be used in the Sponsors' businesses to the extent permitted by federal law and may benefit the Sponsors.

A Sponsor or Underwriter may realize profits or sustain losses on bonds in the Fund which were acquired from underwriting syndicates of which it was a member.

In maintaining a secondary market, the Sponsors will also realize profits or sustain losses in the amount of any difference between the prices at which they buy units and the prices at which they resell or redeem them.

PUBLIC DISTRIBUTION

The Sponsors do not intend to qualify units for sale in any foreign countries. This prospectus does not constitute an offer to sell units in any country where units cannot lawfully be sold.

CODE OF ETHICS

The Fund and the Agent for the Sponsors have each adopted a code of ethics requiring reporting of personal securities transactions by its employees with access to information on Fund transactions. Subject to certain conditions, the codes permit employees to invest in Fund securities for their own accounts. The codes are designed to prevent fraud, deception and misconduct against the Fund and to provide reasonable standards of conduct. These codes are on file with the Commission and you may obtain a copy by contacting the Commission at the address listed on the back cover of this prospectus.

YEAR 2000 ISSUES

Many computer systems were designed in such a way that they may be unable to distinguish between the year 2000 and the year 1900 (commonly known as the "Year 2000 Problem"). To date we are not aware of any major operational difficulties resulting from the computer system changes necessary to prepare for the Year 2000. However, there can be no assurance that the Year 2000 Problem will not adversely affect the issuers of the bonds contained in the Portfolio. We cannot predict whether any impact will be material to the Fund as a whole.

TAXES

The following summary describes some of the important income tax consequences of holding units. It assumes that you are not a dealer, financial institution, insurance company or other investor with special circumstances or subject to special rules. You should consult your own tax adviser about your particular circumstances.

At the date of issue of each bond, counsel for the issuer delivered an opinion to the effect that interest on the bond is exempt from regular federal income tax. However, interest may be subject to state and local taxes and be taken into account in determining your preference items for alternative minimum tax purposes. Neither we nor our counsel have reviewed the issuance of the bonds, related proceedings or the basis for the opinions of counsel for the issuers. We cannot assure you that the issuers (or other users of bond proceeds) have complied or will comply with any requirements necessary for a bond to be tax-exempt. If any of the bonds were determined not to be tax-exempt, you could be required to pay income tax for current and prior years, and if the Fund were to sell the bond, it might have to sell it at a substantial discount.

In the opinion of our counsel, under existing law:

GENERAL TREATMENT OF THE FUND AND YOUR INVESTMENT

The Fund will not be taxed as a corporation for federal income tax purposes, and you will be considered to own directly your share of each bond in the Fund.

GAIN OR LOSS UPON DISPOSITION

When all or part of your share of a bond is disposed of (for example, when the Fund sells, exchanges or redeems a bond or when you sell or exchange your units), you will generally recognize capital gain or loss. Your gain, however, will generally be ordinary income to the extent of any accrued "market discount". Generally you will have market discount to the extent that your basis in a bond when you purchase a unit is less than its stated redemption price at maturity (or, if it is an original issue discount bond, the issue price increased by original issue discount that has accrued on the bond before your purchase). You should consult your tax adviser in this regard.

If your net long-term capital gains exceed your net short-term capital losses, the excess may be subject to tax at a lower rate than ordinary income. Any capital gain from the Fund will be long-term if you are considered to have held your investment on each bond for more than one year and short-term otherwise. Because the deductibility of capital losses is subject to limitations, you may not be able to deduct all of your capital losses. Consult your tax adviser in this regard.

YOUR BASIS IN THE BONDS

Your aggregate basis in the bonds will be equal to the cost of your units, including any sales charges and the organizational expenses you pay, adjusted to reflect any accruals of "original issue discount," "acquisition premium" and "bond premium". You should consult your tax adviser in this regard.

EXPENSES

If you are not a corporate investor, you will not be entitled to a deduction for your share of fees and expenses of the Fund. Also, if you borrowed money in order to purchase or carry your units, you will not be able to deduct the interest on this borrowing for federal income tax purposes. The IRS may treat your purchase of units as made with borrowed money even if the money is not directly traceable to the purchase of units.

NEW YORK TAXES

Under the income tax laws of the State and City of New York, the Fund will not be taxed as a corporation. If you are a New York taxpayer, your income from the Fund will not be tax-exempt in New York except to the extent that the income is earned on bonds that are tax-exempt for New York purposes. Depending on where you live, your income from the Fund may be subject to state and local taxation. You should consult your tax adviser in this regard.

SUPPLEMENTAL INFORMATION

You can receive at no cost supplemental information about the Fund by calling the Trustee. The supplemental information includes more detailed risk disclosure about the types of bonds that may be in the Fund's portfolio, general risk disclosure concerning any insurance securing certain bonds, and general information about the structure and operation of the Fund. The supplemental information is also available from the SEC.

          MUNICIPAL INVESTMENT TRUST FUND,
          INTERMEDIATE TERM SERIES - 309,
          DEFINED ASSET FUNDS

          REPORT OF INDEPENDENT ACCOUNTANTS

          The Sponsors, Trustee and Holders
          of Municipal Investment Trust Fund,
          Intermediate Term Series - 309,
          Defined Asset Funds:

          We have audited the accompanying statement of condition of Municipal Investment Trust Fund, Intermediate Term Series - 309, Defined Asset Funds, including the portfolio, as of September 30, 2000 and the related statements of operations and of changes in net assets for the years ended September 30, 2000 and 1999 and the period October 18, 1997 to September 30, 1998. These financial statements are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audits.

          We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Securities owned at September 30, 2000, as shown in such portfolio, were confirmed to us by The Chase Manhattan Bank, the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

          In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Municipal Investment Trust Fund, Intermediate Term Series - 309, Defined Asset Funds at September 30, 2000 and the results of its operations and changes in its net assets for the above-stated periods in accordance with accounting principles generally accepted in the United States of America.




          DELOITTE & TOUCHE LLP

          New York, N.Y.
          November 16, 2000

     MUNICIPAL INVESTMENT TRUST FUND,
     INTERMEDIATE TERM SERIES - 309,
     DEFINED ASSET FUNDS

     STATEMENT OF CONDITION
     As of September 30, 2000

     TRUST PROPERTY:
       Investment in marketable securities -
          at value (cost $ 8,457,726)(Note 1) .........                                                 $ 8,383,061
       Proceeds receivable from sale of securities ....                                                      44,744
       Accrued interest ...............................                                                     126,373
       Cash - principal ...............................                                                     312,656
                                                                                                        -----------
         Total trust property .........................                                                   8,866,834


     LESS LIABILITIES:
       Income advance from Trustee.....................                                 $    99,514
       Redemptions payable ............................                                      40,668
       Accrued Sponsors' fees .........................                                       3,949         144,131
                                                                                        -----------     -----------

     NET ASSETS, REPRESENTED BY:
        8,805 units of fractional undivided
          interest outstanding (Note 3)................                                   8,699,904

       Undistributed net investment income ............                                      22,799     $ 8,722,703
                                                                                        -----------     ===========

     UNIT VALUE ($ 8,722,703 / 8,805 units ) ........                                                   $   990.65
                                                                                                        ===========

                       See Notes to Financial Statements.

     MUNICIPAL INVESTMENT TRUST FUND,
     INTERMEDIATE TERM SERIES - 309,
     DEFINED ASSET FUNDS

     STATEMENTS OF OPERATIONS

                                                                                                     October 18, 1997
                                                                                                             to
                                                                       Years Ended September 30,        September 30,
                                                                        2000              1999              1998
                                                                        ----              ----              ----
     INVESTMENT INCOME:
       Interest income ........................                     $   451,000       $   524,884       $   522,573
       Interest income on Segregated Bonds ....                             474             9,138            14,005
       Trustee's fees and expenses ............                         (12,613)          (12,918)          (13,153)
       Sponsors' fees .........................                          (5,451)           (5,385)           (5,052)
                                                                    ------------------------------------------------
       Net investment income ..................                         433,410           515,719           518,373
                                                                    ------------------------------------------------


     REALIZED AND UNREALIZED GAIN (LOSS)
       ON INVESTMENTS:
       Realized gain (loss) on
         securities sold or redeemed ..........                         (33,885)            5,257            (1,264)
       Unrealized appreciation (depreciation)
         of investments .......................                          12,867          (354,265)          266,733
                                                                    ------------------------------------------------
       Net realized and unrealized
         gain (loss) on investments ...........                         (21,018)         (349,008)          265,469
                                                                    ------------------------------------------------


     NET INCREASE IN NET ASSETS
       RESULTING FROM OPERATIONS ..............                     $   412,392       $   166,711       $   783,842
                                                                    ================================================

                       See Notes to Financial Statements.

     MUNICIPAL INVESTMENT TRUST FUND,
     INTERMEDIATE TERM SERIES - 309,
     DEFINED ASSET FUNDS

     STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                     October 18, 1997
                                                                                                             to
                                                                       Years Ended September 30,        September 30,
                                                                        2000              1999              1998
                                                                        ----              ----              ----
     OPERATIONS:
       Net investment income ..................                     $   433,410       $   515,719       $   518,373
       Realized gain (loss) on
         securities sold or redeemed ..........                         (33,885)            5,257            (1,264)
       Unrealized appreciation (depreciation)
         of investments .......................                          12,867          (354,265)          266,733
                                                                    ------------------------------------------------
       Net increase in net assets
         resulting from operations ............                         412,392           166,711           783,842
                                                                    ------------------------------------------------
     DISTRIBUTIONS TO HOLDERS (Note 2):
       Income  ................................                        (434,000)         (507,780)         (473,496)
       Principal ..............................                         (44,177)          (20,446)
                                                                    ------------------------------------------------
       Total distributions ....................                        (478,177)         (528,226)         (473,496)
                                                                    ------------------------------------------------
     SHARE TRANSACTIONS:
       Deferred sales charge (Note 5):
         Principal ............................                         (36,033)         (164,815)         (123,701)

       Redemption amounts:
         Income ...............................                          (3,578)           (2,001)             (231)
         Principal ............................                      (1,468,661)       (1,190,405)         (114,931)
                                                                    ------------------------------------------------
       Net share transactions .................                      (1,508,272)       (1,357,221)         (238,863)
                                                                    ------------------------------------------------

     NET INCREASE (DECREASE) IN NET ASSETS ....                      (1,574,057)       (1,718,736)           71,483

     NET ASSETS AT BEGINNING OF PERIOD ........                      10,296,760        12,015,496        11,944,013
                                                                    ------------------------------------------------
     NET ASSETS AT END OF PERIOD ..............                     $ 8,722,703       $10,296,760       $12,015,496
                                                                    ================================================
     PER UNIT:
       Income distributions during
         period ...............................                     $     45.49       $     45.73       $     41.00
                                                                    ================================================
       Principal distributions during
         period ...............................                     $      4.49       $      1.80
                                                                    =============================
       Net asset value at end of
{140}    period ...............................                     $    990.65       $  1,000.17       $  1,046.92
                                                                    ================================================
     TRUST UNITS:
       Redeemed during period .................                           1,490             1,182               114
{150}  Outstanding at end of period ...........                           8,805            10,295            11,477
                                                                    ================================================

                       See Notes to Financial Statements.

          MUNICIPAL INVESTMENT TRUST FUND,
          INTERMEDIATE TERM SERIES - 309,
          DEFINED ASSET FUNDS

          NOTES TO FINANCIAL STATEMENTS

     1.   SIGNIFICANT ACCOUNTING POLICIES

            The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America.

           (A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities, except that value on October 18, 1997 was based upon offering side evaluations at October 16, 1997, the day prior to the Date of Deposit. Cost of securities at October 18, 1997 was also based on such offering side evaluations.

           (B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

           (C)      Interest income is recorded as earned.

     2.   DISTRIBUTIONS

            A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.

     3.   NET CAPITAL

          Cost of 8,805 units at Date of Deposit ....................                                  $  9,073,163
          Transfer of capital to interest on Segregated Bonds (Note 5)                                       23,617
          Redemptions of units - net cost of 2,786 units redeemed
            less redemption amounts (principal).......................                                       96,853
          Principal distributions ....................................                                      (64,623)
          Deferred sales charge (Note 5) .............................                                     (324,549)
          Realized loss on securities sold or redeemed ...............                                      (29,892)
          Net unrealized depreciation of investments .................                                      (74,665)
                                                                                                        -----------

          Net capital applicable to Holders ..........................                                  $ 8,699,904
                                                                                                        ===========

     4.   INCOME TAXES

          As of September 30, 2000, net unrealized depreciation of investments, based on cost for Federal income tax purposes, aggregated $74,665, of which $82,365 related to depreciated securities and $7,700 related to appreciated securities. The cost of investment securities for Federal income tax purposes was $8,457,726 at September 30, 2000.

          MUNICIPAL INVESTMENT TRUST FUND,
          INTERMEDIATE TERM SERIES - 309,
          DEFINED ASSET FUNDS

          NOTES TO FINANCIAL STATEMENTS

     5.   DEFERRED SALES CHARGE

            The sales charges are being paid for with the interest received from and by periodic sales or maturity of the segregated bonds, as well as with principal proceeds received in conjunction with the disposition on the unsegregated bonds in the portfolio. A deferred sales charge of $3.50 per Unit is charged on a quarterly basis, and paid to the Sponsors periodically by the Trustee on behalf of the Holders, up to an aggregate of $28 per Unit over the first three years of the life of the Fund. Should a Holder redeem Units prior to the third anniversary of the Fund, the remaining balance of the deferred sales charge will be charged.

     MUNICIPAL INVESTMENT TRUST FUND,
     INTERMEDIATE TERM SERIES - 309,
     DEFINED ASSET FUNDS

     PORTFOLIO
     As of September 30, 2000


                                               Rating                             {PE VER C.}     Optional
     Portfolio No. and Title of                  of         Face                                 Redemption
            Securities                       Issues(1)      Amount    Coupon      Maturities(3) Provisions(3)    Cost(2)   Value(2)
            ----------                       ---------  ----------- -----------   ------------  ------------  ----------  ---------
   1 Jefferson Cnty., AL, Multifamily Hsg.      A+      $   185,000     4.600 %      2003      None         $   185,463 $   183,910
     Rfdg. Rev. Warrants (Mitchell
     Investments, L.L.P. Proj.), Ser. 1997 A                195,000     4.700        2004      None             195,558     193,239
     (Regions Bank, Birmhingham, AL - Letter
     of Credit) (6)

   2 Alaska Hsg. Fin. Corp., Hsg. Dev.          Aa2(m)       55,000     4.600        2002      None              55,000      54,801
     Bonds, Ser. 1997 B (AMT) (5)
                                                             95,000     4.700        2003      None              95,000      94,612

                                                            280,000     4.800        2004      None             280,000     279,020

   3 Town of East Haddam, CT, G.O. Bonds,       (b)         200,000     4.800        2001      None             201,410     199,738
     Ser. 1993
                                                            190,000     4.900        2002      None             191,642     189,400

   4 Porter Cnty., IN, Hosp. Association,       (b)       1,280,000     4.900        2003      None           1,280,000   1,244,467
     Hosp. Rev. Rfdg. Bonds, Ser. 1997
                                                            270,000     4.950        2004      None             270,000     259,054

   5 Illinois Hlth. Facs. Auth. Rev. Bonds      A           120,000     5.600        2004      11/15/03         126,067     121,178
     (OSF Hlth. Care Sys.), Ser. 1993                                                          @  102.000

   6 New Hampshire Higher Educl. and Hlth.      A-          165,000     4.850        2003      None             166,716     163,753
     Facs. Auth., Hosp. Rev. Bonds
     (Androscoggin Valley Hosp. Issue), Ser.                 35,000     4.950        2004      None              35,414      34,746
     1997

   7 City of New York, NY, G.O. Bonds, Ser.     A+(f)        65,000     5.300        2004      None              67,049      66,649
     1997 L

     MUNICIPAL INVESTMENT TRUST FUND,
     INTERMEDIATE TERM SERIES - 309,
     DEFINED ASSET FUNDS

     PORTFOLIO
     As of September 30, 2000

                                               Rating                             {PE VER C.}     Optional
     Portfolio No. and Title of                  of         Face                                 Redemption
            Securities                       Issues(1)      Amount    Coupon      Maturities(3) Provisions(3)    Cost(2)   Value(2)
            ----------                       ---------  ----------- -----------   ------------  ------------  ----------  ---------
   8 Town of Amherst, NY, Indl. Dev. Agy.,      A       $   255,000     4.750 %      2002      None         $   256,112 $   256,112
     Tax Emempt Lease Rev. Bonds (Amherst
     Multi-Surface Rink Complex Proj.), Ser.                245,000     4.850        2003      None             246,252     246,700
     1997 A (KeyBank Natl. Assn., Cleveland,
     OH - Letter of Credit) (6)                             465,000     4.950        2004      None             467,706     470,213

   9 North Dakota Hsg. Fin. Agy., Hsg. Fin.     Aa3(m)      225,000     4.700        2003      None             225,000     224,138
     Prog. Bonds, Home Mtge. Fin. Prog.,
     Ser. 1997 G (AMT) (5)                                  135,000     4.800        2004      None             135,000     134,460

                                                             50,000     4.800        2004      None              50,000      49,773

  10 Oklahoma Hsg. Fin. Agy., Single Family     Aaa(m)       80,000     4.600        2002      None              80,000      79,686
     Mtge. Rev. Bonds (Homeownership Loan
     Prog.), Ser. 1997 B-2 (AMT) (5)                         75,000     4.700        2003      None              75,000      74,638

                                                             75,000     4.750        2004      None              75,000      74,521

  11 Pennsylvania Higher Educl. Facs. Auth.,    AA          245,000     4.650        2004      03/15/02         244,319     244,530
     The Univ. of the Arts, Univ. Rev.                                                         @  100.000
     Bonds, Ser. 1997 (Asset Guaranty Ins.)(4)

  12 Lycoming Cnty. Auth., PA, Hosp. Rev.       (c)         100,000     5.800        2001      None             104,040     100,283
     Bonds (Divine Providence Hosp. of the
     Sisters of Christian Charity Oblig.
     Grp.), Ser. 1992 B

  13 North Texas Hlth. Facs. Dev. Corp.,        AAA         730,000     4.600        2003      None             731,825     728,788
     Hosp. Rev. Bonds (United Regl. Hlth.
     Care Sys., Inc. Proj.), Ser. 1997 (MBIA
     Ins.) (4)

     MUNICIPAL INVESTMENT TRUST FUND,
     INTERMEDIATE TERM SERIES - 309,
     DEFINED ASSET FUNDS

     PORTFOLIO
     As of September 30, 2000

                                               Rating                                             Optional
     Portfolio No. and Title of                  of         Face                                 Redemption
            Securities                       Issues(1)      Amount    Coupon      Maturities(3) Provisions(3)    Cost(2)   Value(2)
            ----------                       ---------  ----------- -----------   ------------  ------------  ----------  ---------
  14 Sabine River Auth. of Texas,               A(m)    $   100,000     3.000  %     2003      03/01/00     $    90,636 $    95,170
     Hydroelectric Rev. Bonds, Ser. 1964                                                       @  100.000

  15 Webb Cnty., TX, Certs. of Part. Ser.       AA          620,000     4.750        2003      None             621,581     619,312
     1997 A (Asset Guaranty Ins.) (4)
                                                            580,000     4.800        2004      None             580,000     579,374

  16 Kittitas Cnty., WA, Kittitas Sch. Dist.    (b)          90,000     4.600        2001      None              90,163      89,933
     No. 403, Unltd. Tax G.O. Rfdg. Bonds,
     Ser. 1997                                               95,000     4.700        2002      None              95,209      94,839

                                                            100,000     4.800        2003      None             100,257      99,906

                                                            105,000     4.900        2004      None             105,307     105,071

  17 Port of Tacoma, WA, Ltd. Tax G.O.          AAA         435,000     4.600        2003      None             435,000     432,947
     Bonds, Ser. 1997 A (AMBAC Ins.)
     (AMT) (4) (5)                                          500,000     4.700        2004      None             500,000     498,100


                                                          ---------                                           ---------   ---------
     TOTAL                                              $ 8,440,000                                         $ 8,457,726 $ 8,383,061
                                                          =========                                           =========   =========

                                                                           See Notes to Portfolio.

     MUNICIPAL INVESTMENT TRUST FUND,
     INTERMEDIATE TERM SERIES - 309,
     DEFINED ASSET FUNDS

     NOTES TO PORTFOLIO
     As of September 30, 2000

      (1) The ratings are of the bonds themselves by Standard & Poor's Ratings Group, or by Moody's Investors Service, Inc if followed by "(m)", or by Fitch Investors Service, Inc if followed by "(f)"; "(a)" indicates that it is a rating of the outstanding debt obligations of the institution providing the letter of credit or guarantee; "(b)" indicates that while there is no such available rating, in the opinion of Defined Asset Funds research analysts, the bond has credit characteristics comparable to bonds rated "A" or better; "(c)" indicates that while there is no such available rating, in the opinion of Defined Asset Funds research analysts, the bond does not have credit characteristics comparable to bonds rated "A" or better. Bond ratings have been furnished by the Evaluator but not confirmed with the rating agencies.

      (2)   See Notes to Financial Statements.

      (3) Optional redemption provisions, which may be exercised in whole or in part, are initially at prices of par plus a premium, then subsequently at prices declining to par. Certain securities may provide for redemption at par prior or in addition to any optional or mandatory redemption dates or maturity, for example, through the operation of a maintenance and replacement fund, if proceeds are not able to be used as contemplated, the project is condemned or sold or the project is destroyed and insurance proceeds are used to redeem the securities. Many of the securities are also subject to mandatory sinking fund redemption commencing on dates which may be prior to the date on which securities may be optionally redeemed. Sinking fund redemptions are at par and redeem only part of the issue. Some of the securities have mandatory sinking funds which contain optional provisions permitting the issuer to increase the principal amount of securities called on a mandatory redemption date. The sinking fund redemptions with optional provisions may, and optional refunding redemptions generally will, occur at times when the redeemed securities have an offering side evaluation which represents a premium over par. To the extent that the securities were acquired at a price higher than the redemption price, this will represent a loss of capital when compared with the Public Offering Price of the Units when acquired. Distributions will generally be reduced by the amount of the income which would otherwise have been paid with respect to redeemed securities and there will be distributed to Holders any principal amount and premium received on such redemption after satisfying any redemption requests for Units received by the Fund. The estimated current return may be affected by redemptions.

      (4)   Insured by the indicated municipal bond insurance company.

      (5) Securities that are tax preference items for purposes of the Alternative Minimum Tax are indicated by "(AMT)".

      (6) Certain bonds are covered by letters of credit which may expire prior to the maturity dates of the bonds. Upon expiration of a letter of credit, the issuer of the bond is obligated to obtain a replacement letter of credit or call the bond.

              Defined
            Asset Funds-Registered Trademark-

HAVE QUESTIONS ?                         MUNICIPAL INVESTMENT TRUST FUND
Request the most recent free             INTERMEDIATE TERM SERIES--309
Information Supplement                   (A Unit Investment Trust)
that gives more details about            ---------------------------------------
the Fund, by calling:                    This Prospectus does not contain
The Chase Manhattan Bank                 complete information about the
1-800-323-1508                           investment company filed with the
                                         Securities and Exchange Commission in
                                         Washington, D.C. under the:
                                         - Securities Act of 1933 (file no.
                                         333-33841) and
                                         - Investment Company Act of 1940 (file
                                         no. 811-1777).
                                         TO OBTAIN COPIES AT PRESCRIBED RATES--
                                         WRITE: Public Reference Section of the
                                         Commission
                                         450 Fifth Street, N.W., Washington,
                                         D.C. 20549-6009
                                         CALL: 1-800-SEC-0330.
                                         VISIT: http://www.sec.gov.
                                         ---------------------------------------
                                         No person is authorized to give any
                                         information or representations about
                                         this Fund not contained in this
                                         Prospectus or the Information
                                         Supplement, and you should not rely on
                                         any other information.
                                         ---------------------------------------
                                         When units of this Fund are no longer
                                         available, this Prospectus may be used
                                         as a preliminary prospectus for a
                                         future series, but some of the
                                         information in this Prospectus will be
                                         changed for that series.
                                         UNITS OF ANY FUTURE SERIES MAY NOT BE
                                         SOLD NOR MAY OFFERS TO BUY BE ACCEPTED
                                         UNTIL THAT SERIES HAS BECOME EFFECTIVE
                                         WITH THE SECURITIES AND EXCHANGE
                                         COMMISSION. NO UNITS CAN BE SOLD IN ANY
                                         STATE WHERE A SALE WOULD BE ILLEGAL.
                                                                    11333--12/00

                        MUNICIPAL INVESTMENT TRUST FUND
                            INTERMEDIATE TERM SERIES
                              DEFINED ASSET FUNDS
                       CONTENTS OF REGISTRATION STATEMENT

    This Post-Effective Amendment to the Registration Statement on Form S-6 comprises the following papers and documents:

    The facing sheet of Form S-6.

    The cross-reference sheet (incorporated by reference to the Cross-Reference Sheet to the Registration Statement of Defined Asset Funds Municipal Insured Series, 1933 Act File No. 33-54565).

    The Prospectus.

    The Signatures.

The following exhibits:

    1.1.1-- Form of Standard Terms and Conditions of Trust Effective as of
           October 21, 1993 (incorporated by reference to Exhibit 1.1.1 to the Registration Statement of Municipal Investment Trust Fund, Multi-state Series--48, 1933 Act File No. 33-50247).

    1.11.1-- Merrill Lynch Code of Ethics (incorporated by reference to Exhibit
            1.11.1 to the Post Effective Amendment No. 8 to the Registration Statement of Municipal Investment Trust Fund, Insured Series 186, 1933 Act File No. 33-49159).

    1.11.2-- Municipal Investment Trust Fund Code of Ethics (incorporated by reference to Exhibit 1.11.2 to the Post Effective Amendment No. 8 to the Registration Statement of Municipal Investment Trust Fund, Insured Series 186, 1933 Act File No. 33-49159).

    4.1  --Consent of the Evaluator.

    5.1  --Consent of independent accountants.

    9.1 -- Information Supplement (incorporated by reference to Exhibit 9.1 to Amendment No. 2 to the Registration Statement of Municipal Investment Trust Fund, Multistate Series--400, 1933 Act File No. 333-53537).

                        MUNICIPAL INVESTMENT TRUST FUND
                         INTERMEDIATE TERM SERIES--309
                              DEFINED ASSET FUNDS

                                   SIGNATURES

    PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THE REGISTRANT, MUNICIPAL INVESTMENT TRUST FUND, INTERMEDIATE TERM SERIES--309, DEFINED ASSET FUNDS, CERTIFIES THAT IT MEETS ALL OF THE REQUIREMENTS FOR EFFECTIVENESS OF THIS REGISTRATION STATEMENT PURSUANT TO RULE 485(B) UNDER THE SECURITIES ACT OF 1933 AND HAS DULY CAUSED THIS REGISTRATION STATEMENT OR AMENDMENT TO THE REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED THEREUNTO DULY AUTHORIZED IN THE CITY OF NEW YORK AND STATE OF NEW YORK ON THE 6TH DAY OF DECEMBER, 2000.

             SIGNATURES APPEAR ON PAGES R-3, R-4, R-5, R-6 AND R-7.

    A majority of the members of the Board of Directors of Merrill Lynch, Pierce, Fenner & Smith Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

    A majority of the members of the Board of Directors of Salomon Smith Barney Inc. has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

    A majority of the members of the Board of Directors of Prudential Securities Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

    A majority of the members of the Executive Committee of the Board of Directors of PaineWebber Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

    A majority of the members of the Board of Directors of Dean Witter Reynolds Inc. has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                                   DEPOSITOR

By the following persons, who constitute  Powers of Attorney have been filed
  a majority of                             under
  the Board of Directors of Merrill         Form SE and the following 1933 Act
  Lynch, Pierce,                            File
  Fenner & Smith Incorporated:              Number: 333-70593

     GEORGE A. SCHIEREN
     JOHN L. STEFFENS

     By JAY M. FIFE
       (As authorized signatory for Merrill Lynch, Pierce,
       Fenner & Smith Incorporated and
       Attorney-in-fact for the persons listed above)

                           SALOMON SMITH BARNEY INC.
                                   DEPOSITOR

By the following persons, who constitute a majority of        Powers of Attorney
  the Board of Directors of Salomon Smith Barney Inc.:          have been filed
                                                                under the 1933 Act
                                                                File Numbers:
                                                                333-63417 and
                                                                333-63033

     MICHAEL A. CARPENTER
     DERYCK C. MAUGHAN

     By GINA LEMON
       (As authorized signatory for
       Salomon Smith Barney Inc. and
       Attorney-in-fact for the persons listed above)

                       PRUDENTIAL SECURITIES INCORPORATED
                                   DEPOSITOR

By the following persons, who constitute a majority of                  Powers of Attorney
  the Board of Directors of Prudential Securities                         have been filed
  Incorporated:                                                           under Form SE and
                                                                          the following 1933
                                                                          Act File Numbers:
                                                                          33-41631 and
                                                                          333-15919

     ROBERT C. GOLDEN
     ALAN D. HOGAN
     A. LAURENCE NORTON, JR.
     LELAND B. PATON
     VINCENT T. PICA II
     MARTIN PFINSGRAFF
     HARDWICK SIMMONS
     LEE B. SPENCER, JR.
     BRIAN M. STORMS

     By RICHARD R. HOFFMANN
       (As authorized signatory for Prudential Securities
       Incorporated and Attorney-in-fact for the persons listed above)

                            PAINEWEBBER INCORPORATED
                                   DEPOSITOR

By the following persons, who constitute  Powers of Attorney have been filed
  the Board of Directors of PaineWebber     under
  Incorporated:                             the following 1933 Act File
                                            Number: 33-55073

     MARGO N. ALEXANDER
     TERRY L. ATKINSON
     BRIAN M. BAREFOOT
     STEVEN P. BAUM
     MICHAEL CULP
     REGINA A. DOLAN
     JOSEPH J. GRANO, JR.
     EDWARD M. KERSCHNER
     JAMES P. MacGILVRAY
     DONALD B. MARRON
     ROBERT H. SILVER
     MARK B. SUTTON

     By ROBERT E. HOLLEY
       (As authorized signatory for
       PaineWebber Incorporated
       and Attorney-in-fact for the persons listed above)

                           DEAN WITTER REYNOLDS INC.
                                   DEPOSITOR

By the following persons, who constitute  Powers of Attorney have been filed
  a majority of                             under Form SE and the following 1933
  the Board of Directors of Dean Witter     Act File Numbers: 33-17085,
  Reynolds Inc.:                            333-13039, 333-47553, 333-89009 and
                                            333-39302.

     BRUCE F. ALONSO
     RICHARD M. DeMARTINI
     RAYMOND J. DROP
     JAMES F. HIGGINS
     DONALD G. KEMPF, JR.
     JOHN J. MACK
     MITCHELL M. MERIN
     STEPHEN R. MILLER
     PHILIP J. PURCELL
     JOHN H. SCHAEFER
     THOMAS C. SCHNEIDER
     ALAN A. SCHRODER
     ROBERT G. SCOTT

     By MICHAEL D. BROWNE
       (As authorized signatory for
       Dean Witter Reynolds Inc.
       and Attorney-in-fact for the persons listed above)